INCOME TAXES - Deferred tax assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$ 932,522	$ 1,190,713
Allowance for doubtful accounts of accounts receivable	44,718	27,745
Allowance for doubtful accounts of prepayments	68,197	70,207
Allowance for doubtful accounts of other current assets	1,768	1,717
Less: allowance on deferred tax assets	$ (1,047,205)	$ (1,290,381)